CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and due from banks	$ 10,152,337	$ 12,450,296
Interest-bearing deposits with banks	12,787,616	12,443,412
Federal funds sold	241,000	9,083,000
Total cash and cash equivalents	23,180,953	33,976,708
Held-to-maturity securities (fair value of $6,002,399 in 2011 and $2,763 in 2010)	6,002,278	2,640
Available-for-sale securities	212,528,385	104,534,242
Other securities	2,645,250	2,598,950
Total securities	221,175,913	107,135,832
Loans held for sale	2,906,433	2,937,834
Loans, net of allowance for loan losses of $4,510,938 in 2011 and $4,617,080 in 2010	380,511,384	325,017,844
Interest receivable	2,771,676	2,022,851
Premises and equipment	22,990,441	14,993,926
Cash surrender value of life insurance	6,270,191	6,083,567
Goodwill	9,362,498	702,213
Other assets	12,243,758	10,174,000
Total assets	681,413,247	503,044,775
Deposits:
Noninterest-bearing	107,129,476	48,312,231
Interest-bearing	466,264,701	348,167,188
Total deposits	573,394,177	396,479,419
Interest payable	307,752	410,919
Borrowed funds	27,031,831	30,106,895
Subordinated debentures	10,310,000	10,310,000
Other liabilities	9,944,206	8,639,457
Total liabilities	620,987,966	445,946,690
Stockholders' Equity:
Preferred stock, no par value, $1,000 per share liquidation, 10,000,000 shares authorized; 17,123 shares issued and outstanding in 2011 and 2010, respectively	16,938,571	16,938,571
Common stock, par value $1 per share: 10,000,000 shares authorized; 3,092,566 and 3,058,716 shares issued and outstanding in 2011 and 2010, respectively	3,092,566	3,058,716
Additional paid-in capital	23,504,231	23,418,761
Retained earnings	16,791,561	14,722,496
Accumulated other comprehensive income (loss)	561,997	(576,814)
Treasury stock, at cost	(463,645)	(463,645)
Total stockholders' equity	60,425,281	57,098,085
Total liabilities and stockholders' equity	$ 681,413,247	$ 503,044,775